Transactions with Related Parties - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Accrued liabilities	$ 961	$ 776
Argosy Insurance Limited
Related Party Transaction [Line Items]
Accrued liabilities	$ 12	$ 124